Business Combinations	12 Months Ended
Apr. 30, 2026
Business Combinations [Abstract]
Business Combinations

Note 4 – Business Combinations

Overview

On January 20, 2026 (the “Acquisition Date”), the Company completed the transactions contemplated by the Share Exchange Agreement, dated December 28, 2025 (the “Share Exchange Agreement”), by and among the Company, PML, and the shareholders of PML named therein, pursuant to which the Company acquired 100% of the outstanding Class A and Class B ordinary shares of PML. As a result of the transaction, PML became a wholly owned subsidiary of the Company (the “Acquisition”). In connection with the Acquisition, the Company changed its name from “Earlyworks Co., Ltd.” to “Perpetuals.com Ltd.,” effective January 20, 2026, following approval by the Company’s shareholders at an extraordinary general meeting held on January 16, 2026.

PML, together with the subsidiaries included in the Acquisition, operates a financial markets infrastructure and technology-services business, including software-as-a-service and related trading-infrastructure technology. PML licenses core technology from PM MTF Ltd. (“MTF”) The SEA granted the Company a put and call option to acquire MTF for the nominal amount of $1,000.

The Acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations, using the acquisition method of accounting, with the Company as the accounting acquirer. The results of PML’s operations are included in the Company’s consolidated financial statements from the Acquisition Date.

Consideration

The fair value of the consideration transferred is as follows:

JPY
Cash consideration	547,120,001
Ordinary shares issued (American Depositary Shares)	539,322,124
Series P preference shares issued (American Depositary Shares)	6,165,219,979
Deferred cash consideration	1,743,333,735
Total fair value of consideration transferred	8,994,995,839

The deferred cash consideration of JPY1,743,333,735 (USD11,128,136) is payable under the Share Exchange Agreement and is recorded within other payables. Since the Company has established commercial and licensing relationships with MTL, the put and call options provided for in the Share Exchange Agreement were determined to have no fair value at the Acquisition Date. Ordinary shares and Series P preference shares issued as consideration are measured at their Acquisition Date fair value.

Purchase price allocation

The table below presents the acquired PML subgroup’s consolidated carrying amounts as of January 20, 2026. The measurement period under ASC 805 ends on January 20, 2027.

Acquired assets and liabilities	Acquisition-date fair value
JPY
Cash and cash equivalents	106,184,507
Receivables from related parties	57,560,754
Prepayments, consumption tax receivables and other current assets	28,334,214
Property and equipment	129,438,101
Operating lease right-of-use assets	48,151,086
Total assets	369,668,662
Accounts payable, accrued liabilities and other payables	(11,491,786)
Payables to related parties	(162,389,093)
Short-term borrowings	(17,237,279)
Indebtedness to related parties	(578,530,153)
Operating lease liabilities	(48,149,089)
Post-employment benefits liability	(6,270,652)
Mezzanine equity
Virtual Shares	(323,826,972)
Total liabilities and mezzanine equity	(1,147,895,024)
Net liabilities	(778,226,362)
Foreign currency translation adjustment	75,326
Fair value of consideration transferred	8,994,995,839
Acquisition goodwill	9,773,146,875

The acquired subgroup’s historical goodwill is not carried forward as a separately identifiable asset in the Company’s acquisition accounting. Acquisition goodwill is determined as the excess of consideration transferred over the acquisition-date fair value of identifiable net assets acquired. The PML subgroup’s historical equity balances, including accumulated deficit and cumulative translation adjustment, are eliminated in consolidation and are not carried forward into the Company’s post-Acquisition shareholders’ equity. No separately identifiable intangible assets were recognized in the acquisition accounting, and accordingly no deferred tax liability arose on the allocation. The acquired subgroup’s capitalized software of JPY272,292,345 (USD1,738,110) was not recognized as an identifiable asset at the Acquisition Date. Goodwill recognized on the Acquisition is denominated in the functional currencies of the acquired entities and is translated at the closing rate at each reporting date. Goodwill is not deductible for income tax purposes. The measurement period remains open and the allocation is provisional pending completion of the independent valuation.

Results included since the Acquisition Date

The following amounts represent the acquired PML subgroup’s results included in the consolidated statement of operations from the Acquisition Date through April 30, 2026:

January 20, 2026 through April 30, 2026
JPY
Revenue, net	13,200,204
Net loss	(319,862,071)

Acquisition-related expenses

Acquisition-related expenses are expensed as incurred and included in general and administrative expenses, except for costs associated with issuing debt or equity securities, which are accounted for under the applicable U.S. GAAP guidance.

Supplemental pro forma financial information (unaudited)

The following unaudited financial information presents PML’s historical financial position and results of operations on a standalone basis as of the dates and for the periods indicated. All amounts are presented in euros. This information relates solely to PML and does not present the combined pro forma financial position or results of operations of the Company and PML. There were no intercompany transactions between the Company and PML during either of the two years presented.

	As of April 30, 2024	As of April 30, 2025
	Euro	Euro
Cash	204,682-	588,182
Trade accounts receivable, net	-	130,446
Receivables from related parties	1,100-	17,065
Value added tax receivable	13,163	97,265
Other receivables – Sale of Investment	-	17,939
Other receivables	1,133	6,965
Prepayments and other current assets	3,094	11,190

Total current assets	223,172	869,052

Property and equipment, net	-	210,190
Equity method investments	-	64,162
Operating right-of-use assets	-	302,601

Total Non-current assets	-	576,953

Total assets	223,172	1,446,005

Trade accounts payable	(6,627)	(51,261)
Accrued expenses	(9,584)	(62,395)
Value added tax payable	-	(62,769)
Other payables	-	(5,033)
Payables to related parties	(2,037)	(206,382)
Loans to related parties, current	-	(40,250)
Operating lease liabilities, current	-	(106,081)

Total current liabilities	(18,248)	(534,171)

Long-term liabilities:
Loans to related parties, noncurrent	(406,932)	(1,096,679)
Operating lease liabilities, noncurrent	-	(188,350)
Post-employment retirement benefits liability	-	(34,127)

Total non-current liabilities	(406,932)	(1,319,156)

Total liabilities	(425,180)	(1,853,327)

Commitments and contingencies
Mezzanine equity:Participating Convertible Preference Virtual Shares: nil and 470 shares as of April 30, 2024, and 2025, respectively	-	(1,762,357)
Shareholders’ deficit:
Class A Ordinary Voting Shares, par value €1 per share: 2,000 shares authorized, issued, and outstanding as of April 30, 2024 and 2025, respectively	(2,000)	(2,000)
Class B Ordinary Non-Voting Shares, par value €1 per share: nil and 100,000 shares authorized as of April 30, 2024 and 2025, respectively; nil and 18,000 shares issued and outstanding as of April 30, 2024 and 2025, respectively	-	(18,000)
Class C Redeemable Preference Shares, par value €1 per share: nil and 10,000 shares authorized as of April 30, 2024 and 2025, respectively; nil shares issued and outstanding as of April 30, 2024 and 2025	-	-
Additional paid-in capital	-	-
Accumulated deficit	203,818	2,193,439
Accumulated other comprehensive income	190	(3,760)

Total shareholders’ deficit	202,008	2,169,679

Total liabilities, mezzanine equity and shareholders’ deficit	(223,172)	(1,446,005)

	For the year ended April 30, 2024	For the year ended April 30, 2025
	Euro	Euro
Revenue, net	-	(340,581)

Cost of revenue	-	199,440

Gross income	-	(141,141)

General and administrative expenses	193,949	1,388,257
Research and development expenses	-	785,426
Operating Loss	193,949	2,173,683

Interest expenses, net	6,933	127,206
Gain from the sale of controlling interests in ESGCX	-	(179,174)
Impairment of goodwill	-	82,379
Foreign currency remeasurement gain	-	(77,203)
Other (expense) income, net	2,936	1,322

Total other income (expense), net	9,869	(45,470)

LOSS BEFORE INCOME TAXES	203,818	1,987,072

Provision for income tax	-	-

Loss before equity in net loss of equity method investment	203,818	1,987,072

Equity in losses of equity method investee	-	2,549

Net Loss	203,818	1,989,621

Weighted average shares
Basic	2,000	11,541
Diluted	2,000	11,541
Loss per share (basic)	101.91	172.40
Loss per share (diluted)	101.91	172.40

Other comprehensive loss:
Foreign currency translation adjustments	190	(3,950)
Release of cumulative translation adjustment upon disposal of a foreign subsidiary

Total comprehensive loss	204,008	1,985,671